T. ROWE PRICE GROWTH STOCK ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 98.2%
COMMUNICATION SERVICES 13.9%
Entertainment 3.4%
Netflix (1)	19,446	23,314
Spotify Technology (1)	10,651	7,434
		30,748
Interactive Media & Services 10.5%
Alphabet, Class A	208,550	50,699
Meta Platforms, Class A	58,534	42,986
		93,685
Total Communication Services		124,433
CONSUMER DISCRETIONARY 13.9%
Automobiles 3.9%
Ferrari	13,149	6,380
Tesla (1)	64,437	28,657
		35,037
Broadline Retail 6.6%
Amazon.com (1)	208,963	45,882
Coupang, Class A (1)	186,011	5,989
MercadoLibre (1)	3,068	7,170
		59,041
Diversified Consumer Services 0.1%
Duolingo (1)	2,978	958
		958
Hotels, Restaurants & Leisure 2.0%
Booking Holdings	858	4,633
Chipotle Mexican Grill (1)	107,411	4,209
DoorDash, Class A (1)	23,953	6,515
Hilton Worldwide Holdings	9,588	2,488
		17,845
Specialty Retail 1.3%
Carvana (1)	24,846	9,373
Floor & Decor Holdings, Class A (1)	25,591	1,886
		11,259
Total Consumer Discretionary		124,140
FINANCIALS 5.5%
Capital Markets 0.8%
Ares Management	26,325	4,209

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Charles Schwab	36,478	3,482
		7,691
Financial Services 4.7%
Mastercard, Class A	32,335	18,393
Visa, Class A	68,707	23,455
		41,848
Total Financials		49,539
HEALTH CARE 5.5%
Biotechnology 0.6%
Argenx, ADR (1)	3,883	2,864
Natera (1)	16,569	2,667
		5,531
Health Care Equipment & Supplies 1.6%
Intuitive Surgical (1)	20,837	9,319
Stryker	13,494	4,988
		14,307
Health Care Providers & Services 0.6%
Cigna	9,805	2,826
UnitedHealth Group	7,411	2,559
		5,385
Life Sciences Tools & Services 0.7%
Danaher	12,334	2,446
Thermo Fisher Scientific	7,004	3,397
		5,843
Pharmaceuticals 2.0%
Eli Lilly	23,606	18,012
		18,012
Total Health Care		49,078
INDUSTRIALS & BUSINESS SERVICES 2.8%
Aerospace & Defense 2.2%
Boeing (1)	19,586	4,227
GE Aerospace	52,554	15,810
		20,037
Electrical Equipment 0.2%
Rockwell Automation	6,371	2,227
		2,227
Industrial Conglomerates 0.4%
Roper Technologies	6,564	3,273
		3,273
Total Industrials & Business Services		25,537

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 52.7%
Communications Equipment 1.1%
Arista Networks (1)	70,470	10,268
		10,268
Electronic Equipment, Instruments & Components 1.3%
Amphenol, Class A	74,150	9,176
Teledyne Technologies (1)	3,836	2,248
		11,424
IT Services 1.0%
Shopify, Class A (1)	34,980	5,198
Snowflake (1)	16,040	3,618
		8,816
Semiconductors & Semiconductor Equipment 20.4%
ASML Holding NV	2,253	2,181
Broadcom	130,166	42,943
NVIDIA	698,977	130,415
Taiwan Semiconductor Manufacturing, ADR	24,527	6,850
		182,389
Software 17.8%
AppLovin, Class A (1)	11,856	8,519
HubSpot (1)	6,688	3,129
Intuit	9,313	6,360
Microsoft	223,445	115,733
Monday.com (1)	718	139
Oracle	43,793	12,316
ServiceNow (1)	11,962	11,009
Synopsys (1)	5,132	2,532
		159,737
Technology Hardware, Storage & Peripherals 11.1%
Apple	392,466	99,934
		99,934
Total Information Technology		472,568
MATERIALS 0.5%
Chemicals 0.5%
Linde	8,896	4,226
Total Materials		4,226
Total Miscellaneous Common Stocks 3.4% (2)		30,516
Total Common Stocks (Cost $761,970)		880,037
EXCHANGE-TRADED FUNDS 1.2%
Total Miscellaneous Exchange-Traded Funds 1.2% (2)		10,836
Total Exchange-Traded Funds (Cost $10,814)		10,836

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 4.09% (3)	4,109,049	4,109
Total Short-Term Investments (Cost $4,109)		4,109
Total Investments in Securities 99.9% of Net Assets (Cost $776,893)		$894,982
Other Assets Less Liabilities 0.1%		896
Net Assets 100.0%		$895,878

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Growth Stock ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE GROWTH STOCK ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF788-054Q3
09/25